Acquisitions (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 27, 2021 CNY (¥)	Apr. 18, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021
Acquisitions
Gain on disposal of SCHL Group			¥ (38,883)	$ (5,490)	¥ (2,176)	¥ (5,498)
FT Synergy Pty Ltd
Acquisitions
Shareholding interests (as a percent)							15.00%
Microcredit license
Acquisitions
Identifiable intangible assets acquired, estimated useful life			17 years	17 years
FT Synergy
Acquisitions
Equity interest (as a percent)		100.00%
Cash consideration	¥ 0
Business acquisition aggregate purchase price		¥ 16,191
Gain on disposal of SCHL Group						¥ (5,498)
FT Synergy | NCA Development Unit Trust
Acquisitions
Business acquisition percentage of equity interest transferred in subsidiaries	85.00%